TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

17. TAXATION

(a) Deferred income taxes

The tax effects of temporary differences between the amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes give rise to deferred income taxes as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Tax loss carry forwards	$685,368	$332,184	$99,672
E&E expenditures	473,085	3,104	—
Share issuance costs	214,221	288,230	—
Marketable securities and other	32,615	71,464	41,908
Deferred income taxes not recognized	(1,405,289)	(694,982)	(141,580)
	$—	$—	$—

The Company has tax losses in Canada of approximately $2,477,382 (2022 - $1,191,205; 2021 – $375,315) expiring in various amounts from 2040 to 2043. The Company has tax losses in the USA of approximately $78,452 (2022 – $50,427; 2021 – $27,715). The other temporary differences do not expire under current legislation.

A deferred tax asset has not been recognized in respect of the temporary differences, as it is not probable that sufficient future taxable earnings will be available in the periods when deductions from such potential assets will be realized.

17. TAXATION (Continued)

(b) Income tax expense (recovery)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.0% (2022 – 27.0%; 2021 – 27.0%) as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Expected income tax recovery	$(1,080,139)	$(288,466)	$(108,298)
Share issuance costs	—	(298,176)	—
Impact of difference in tax rates and other	240,010	(10,670)	21,425
Share-based compensation	129,976	43,910	—
Deferred income taxes not recognized	710,308	553,402	86,873
	$155	$—	$—

For the Company’s subsidiary, the USA statutory income tax rate is 21.0% (2022 – 21.0%; 2021 – 21.0%) and the Nevada state statutory income tax rate is nil (2022 – nil; 2021 – nil).